Income Taxes (Detail) (USD $)	3 Months Ended										12 Months Ended
	Mar. 01, 2015	Nov. 30, 2014		Aug. 24, 2014	May 25, 2014	Feb. 23, 2014	Nov. 24, 2013	Aug. 25, 2013	May 26, 2013	Feb. 24, 2013	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Income Taxes [Line Items]
Effective income tax rate	34.10%					24.80%					32.20%	29.30%	28.00%
Income tax expense (benefit)	$ 19,822,000	$ 5,066,000	[1]	$ 22,536,000	$ 5,556,000	$ 16,387,000	$ 8,885,000	$ 20,077,000	$ 17,140,000	$ 48,375,000	$ 49,545,000	$ 94,477,000	$ 54,922,000
Tax Benefit, Reversal of Deferred Tax Liability Associated with Undistributed Foreign Earnings		3,700,000									3,700,000
U.S. federal statutory rate (percent)											35.00%	35.00%	35.00%
Reassessment of tax liabilities											(3,466,000)	(15,215,000)	(29,500,000)
Deferred Tax Assets, Tax Credit Carryforwards, Foreign, Advance Royalty Payments		182,900,000									182,900,000
Foreign net operating loss carryforwards		87,062,000					95,542,000				87,062,000	95,542,000
Undistributed Earnings of Foreign Subsidiaries		100,000,000									100,000,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries		27,300,000									27,300,000
Unrecognized tax benefits		41,571,000					37,836,000				41,571,000	37,836,000	63,626,000
Unrecognized tax benefits that would impact effective tax rate		21,900,000					19,200,000				21,900,000	19,200,000
Significant change in unrecognized tax benefits is reasonably possible, maximum		1,900,000									1,900,000
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Income tax expense (benefit)												(15,200,000)
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Income tax expense (benefit)													(27,000,000)
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Foreign operating losses		290,400,000									290,400,000
State net operating loss carryforwards		174,500,000									174,500,000
Operating Loss Carryforwards, Subject to Expiration Next Year		4,800,000									4,800,000
Deferred tax assets, not subject to expiration		115,900,000									115,900,000
Penalties and interest accrued		$ 9,600,000					$ 11,800,000				$ 9,600,000	$ 11,800,000

[1]	Includes certain out-of-period adjustments, which decreased income before income taxes and net income by approximately $4.0 million and $6.0 million, respectively. For additional information see Note 1.